SEC. File Nos. 2-14728
               811-862

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                           Registration Statement
                                  Under
                        the Securities Act of 1933
                      Post-Effective Amendment No. 66
                                   and
                          Registration Statement
                                  Under
                    The Investment Company Act of
                          1940 Amendment No. 25

                       THE GROWTH FUND OF AMERICA, INC.
              (Exact Name of Registrant as specified in charter)
                  P. O. Box 7650, One Market, Steuart Tower
                      San Francisco, California 94120
                  (Address of principal executive offices)

             Registrant's telephone number, including area code:
                             (415) 421-9360


                       JULIE F. WILLIAMS, Secretary
                    THE GROWTH FUND OF AMERICA, INC.
                P. O. Box 7650, One Market, Steuart Tower
                   San Francisco, California 94120
                (name and address of agent for service)


                              Copies to:
                        ROBERT E. CARLSON, ESQ.
                PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       555 S. Flower Street
                     Los Angeles, CA 90071-2371
                   (Counsel for the Registrant)

                   Approximate date of proposed public offering:
It is proposed that this filing will become effective on November 1, 1998, pursuant to paragraph (a) of rule 485.


                     THE GROWTH FUND OF AMERICA, INC.
                         CROSS REFERENCE SHEET

  ITEM NUMBER OF                                               CAPTIONS IN PROSPECTUS (PART "A")
PART "A" OF FORM N-1A



1.      Front and Back Cover Pages                             Front and Back Cover Pages

2.      Risk/Return Summary:  Investments, Risks and           Risk/Return Summary
        Performance

3.      Risk/Return Summary:  Fee Table                        Risk/Return Summary

4.      Investment Objectives, Principal Strategies,           Investment Objective, Strategies and
        and Related Risks                                      Risks

5.      Management's Discussion of Fund Performance            N/A

6.      Management, Organization, and Capital Structure        Management and Organization

7.      Shareholder Information                                Shareholder Information

8.      Distribution Arrangements                              Distribution Arrangements

9.      Financial Highlights Information                       Financial Highlights



  ITEM NUMBER OF                                               CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                          ADDITIONAL INFORMATION (PART "B")



10.     Cover Page and Table of Contents                       Cover Page and Table of Contents

11.     Fund History                                           Fund Organization and Voting Rights

12.     Description of the Fund and its Investments and        Fund Organization and Voting Rights;
        Risks                                                  Fundamental Policies and Investment
                                                               Restrictions; Description of Certain
                                                               Securities

13.     Management of the Fund                                 Management; Fund Officers and
                                                               Directors

14.     Control Persons and Principal Holders of               N/A
        Securities

15.     Investment Advisory and Other Services                 Management; General Information; Fund
                                                               Officers and Directors

16.     Brokerage Allocation and Other Practices               Management; Execution of Portfolio
                                                               Transactions

17.     Capital Stock and Other Securities                     None

18.     Purchase, Redemption and Pricing of Shares             Purchase of Shares; Selling Shares;
                                                               Shareholder Account Services and
                                                               Privileges; General Information

19.     Taxation of Fund                                       Dividends, Distributions and Federal
                                                               Taxes

20.     Underwriters                                           Management

21.     Calculation of Performance Data                        Investment Results

22.     Financial Statements                                   Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under
        Common Control with Registrant

25.     Indemnification

26.     Business and Other Connections of
        Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                           The Growth Fund
                            of America(r)

                             PROSPECTUS
                         NOVEMBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT CONSIDERED THE MERITS OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    THE GROWTH FUND OF AMERICA, INC.
                              One Market
                     Steuart Tower, Suite 1800
                   San Francisco, California  94105
TICKER SYMBOL: AGTHX     NEWSPAPER ABBREV.: Gwth      FUND NO.: 05

TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Distribution Arrangements
Financial Highlights


RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth.

The fund is suited to investors seeking greater capital appreciation through stocks over the long term and who are able to tolerate potentially wide price fluctuations. An investment in the fund is subject to various risks, including the possibility that it may decline in value in response to certain events. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. In addition, the fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The fund calculates its results in the following way:

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.


The following information illustrates how the fund's results fluctuate:
For periods ended December 31, 1997:

Average Annual       The fund       The fund at      S&P 500/3/     CPI/4/
Total Return/1/      at             maximum
                     net asset      sales
                     value/1/       charge/1,2/

One Year             xx.xx%         xx.xx%           xx.xx%         xx.xx%
Five Years           xx.xx%         xx.xx%           xx.xx%         xx.xx%
Ten Years            xx.xx%         xx.xx%           xx.xx%         xx.xx%
Lifetime/5/          xx.xx%         xx.xx%           xx.xx%         xx.xx%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ INCLUDES THE MAXIMUM SALES CHARGE.

/3/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS U.S.STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ CONSUMER PRICE INDEX IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ FOR THE PERIOD BEGINNING DECEMBER 1, 1973 (WHEN CAPITAL RESEARCH AND MANAGEMENT COMPANY BECAME THE FUND'S INVESTMENT ADVISER).

Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

[Bar Chart]
1986   16.16%
1987    7.32%
1988   18.46%
1989   30.06%
1990   -4.12%
1991   35.79%
1992    7.40%
1993   14.50%
1994     .02%
1995   29.80%
1996   14.84%
1997
[End bar chart]

The fund's year-to-date return for the period ending September 30, 1998 was __%.

The fund's highest/lowest quarterly results during this time period were:
- Highest  xx.xx%  (quarter ended xx, 19xx)
- Lowest   xx.xx%  (quarter ended xx, 19xx)

Past results are not an indication of future results.


FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases
 (as a percentage of offering price)     5.75%

Sales charges are reduced or eliminated for larger purchases. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees                                                 xx.xx%

Service (12b-1) Fees                                            xx.xx%*

Other Expenses                                                  xx.xx%

  ____________________                             xx.xx%

  ____________________                             xx.xx%

  ____________________                             xx.xx%

Total Annual Fund Operating Expenses                            xx.xx%


*12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.
 EXAMPLE

This Example is intended to help you compare the costs of investing in various funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year                                          $xx

Three years                                       $xx

Five years                                        $xx

Ten years                                         $xx



                    INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with growth of capital. It invests primarily in common stocks. The fund may, however, temporarily invest in securities of any type, including cash or cash equivalents in response to unfavorable market conditions.

Your investment may be affected by adverse market conditions and other factors. For example, the prices of the equity securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek values at reasonable prices.

The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year.

[pie chart]
                                                             Percent of
LARGEST INDUSTRIES IN EQUITY HOLDINGS                        Net Assets

[table]
                                                             Percent of
LARGEST INDUSTRIES IN EQUITY HOLDINGS                        Net Asset

[table]

Because the fund is actively managed, its holdings will change from time to time.

MANAGEMENT AND ORGANIZATION


IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

EURO INTRODUCTION

On January 1, 1999, the European Union will introduce a single European currency, the Euro. The first group of countries that will begin to convert their currencies to the Euro include Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. The expected introduction of the Euro present unique uncertainties, including: whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro. The fund understands that the investment adviser and other key service providers are taking steps to address Euro-related issues.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 9071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investment. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Growth Fund of America are listed on the following page.

                                                                           YEARS OF EXPERIENCE AS
                                                                           INVESTMENT PROFESSIONAL
                                                                                (APPROXIMATE)
                                                                           ........................
                                                YEARS OF EXPERIENCE
                                               AS PORTFOLIO COUNSELOR    WITH CAPITAL
    PORTFOLIO                                      (AND RESEARCH         RESEARCH AND
    COUNSELORS                                     PROFESSIONAL,          MANAGEMENT
  FOR THE GROWTH                               IF APPLICABLE) FOR THE     COMPANY OR
       FUND                                    GROWTH FUND OF AMERICA        ITS
    OF AMERICA          PRIMARY TITLE(S)           (APPROXIMATE)          AFFILIATES     TOTAL YEARS
 ---------------------------------------------------------------------------------------------------
 GORDON CRAWFORD     Senior Vice President     6 years (in addition      26 years        26 years
                     and Director, Capital     to 16 years as a
                     Research and              research professional
                     Management Company        prior to becoming a
                                               portfolio counselor
                                               for the fund)
 ---------------------------------------------------------------------------------------------------
 JAMES E. DRASDO     Senior Vice President     12 years (in addition     20 years        26 years
                     of the fund. Senior       to 9 years as a
                     Vice President and        research professional
                     Director, Capital         prior to becoming a
                     Research and              portfolio counselor
                     Management Company        for the fund)
 ---------------------------------------------------------------------------------------------------
 WILLIAM C.          Senior Partner, The       24 years**                38 years        44 years
 NEWTON              Capital Group Partners
                     L.P.*
 ---------------------------------------------------------------------------------------------------
 DONALD D. O'NEAL    Vice President of the     4 years (in addition      12 years        12 years
                     fund. Vice President,     to 6 years as a
                     Capital Research and      research professional
                     Management Company        prior to becoming a
                                               portfolio counselor
                                               for the fund)
 ---------------------------------------------------------------------------------------------------
 JAMES F.            President of the fund.    9 years (in addition      27 years        27 years
 ROTHENBERG          President and             to 3 years as a
                     Director, Capital         research professional
                     Research and              prior to becoming a
                     Management Company        portfolio counselor
                                               for the fund)
 ---------------------------------------------------------------------------------------------------
 R. MICHAEL          Chairman, Capital         12 years                  33 years        33 years
 SHANAHAN            Research and
                     Management Company
 ---------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.
 ** Since Capital Research and Management Company took over management of the fund in 1973.



SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS



    WESTERN SERVICE        WESTERN CENTRAL        EASTERN CENTRAL          EASTERN SERVICE
      CENTER               SERVICE CENTER         SERVICE CENTER           CENTER
    American Funds         American Funds         American Funds           American Funds
    Service Company        Service Company        Service Company          Service Company
    P.O. Box 2205          P.O. Box 659522        P.O. Box 6007            P.O. Box 2280
    Brea, California       San Antonio, Texas     Indianapolis, Indiana    Norfolk, Virginia
    92822-2205             78265-9522             46206-6007               23501-2280
    Fax: 714/671-7080      Fax: 210/530-4050      Fax: 317/735-6620        Fax: 804/670-4773


You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account                                   $1,000
 For a retirement plan account                            $  250
 For a retirement plan account through payroll deduction  $    25
To add to an account                                      $    50
 For a retirement plan account through payroll deduction  $    25

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                 Sales Charge as a
                                 Percentage of

Investment                       Offering     Net               Dealer
                                 Price        Amount            Concession
                                              Invested          as % of
                                                                Offering
                                                                Price

Less than $50,000                5.75%        6.10%             5.00%

$50,000 but less than            4.50%        4.71%             3.75%
$100,000

$100,000 but less than           3.50%        3.63%             2.75%
$250,000

$250,000 but less than           2.50%        2.56%             2.00%
$500,000

$500,000 but less $1             2.00%        2.04%             1.60%
million

$1 million or more and           see below    see below         see below
certain other investments
described below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee, as a percentage of average net assets, paid by the fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM):
- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(SM)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in the American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                       YEARS ENDED AUGUST 31
                                                    ...........................
                      1998     1997     1996     1995     1994
                     ---------------------------------
Net asset value,
beginning of year    xxxx     $15.39   $16.55   $13.81   $13.58
-------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income               xxxx        .13      .13      .13      .07
 ........................................................
Net realized and
unrealized gain
(loss) on
investments          xxxx       5.59     (.01)    3.21      .71
 ..........................................................
Total income (loss)
from investment
operations           xxxx       5.72      .12     3.34      .78
----------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from
net investment
income               xxxx       (.11)    (.14)    (.08)    (.06)
 .............................................................
Distributions from
net realized gains   xxxx       (.86)   (1.14)    (.52)    (.49)
 ..........................................................
Total distributions  xxxx       (.97)   (1.28)    (.60)    (.55)
 ..........................................................
Net asset value, end
of year              xxxx     $20.14   $15.39   $16.55   $13.81
----------------------------------------------------------
Total return(1)      xxxx      38.54%     .90%   25.56%    5.98%
----------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets,
end of year
(in millions)        xxxx     $11,646  $ 8,511  $ 7,525  $ 5,427
 .........................................................
Ratio of expenses to
average net assets   xxxx       .72%     .74%     .75%     .78%
 .........................................................
Ratio of net income
to average net
assets               xxxx       .73%     .82%     .90%     .49%
 ........................................................
Average commissions
paid per share(2)    xxxx       5.01c    5.62c    5.94c    6.05c
 ..........................................................
Portfolio turnover
rate                 xxxx      34.10%   27.95%   26.90%   24.77%
------------------------- ---------------------------------


/ 1/Excludes maximum sales charge of 5.75%.

For Shareholder Services   For Retirement Plan Services     For Dealer Services

American Funds
Service Company    Call your employer or plan       American Funds
800/421-0180       administrator                    Distributors
                                                    800/421-9900 ext.11


                            For 24-hour Information

 American FundsLine(r)                   American Funds
 800/352-3590                            Internet Web site
                                         http://www.americanfunds.com


Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

Annual/Semi-Annual Report to Shareholders

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

Statement of Additional Information (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

Code of Ethics

Includes a description of the fund's personal investing policy.

To request a free copy of any of the documents above:

Call American Funds  or                       Write to the Secretary of the fund
Service Company                               P.O. Box 7650
800/421-0180   ext.1                          San Francisco, CA  94120


Investment Company File No. 811-862




                        THE GROWTH FUND OF AMERICA, INC.
                                    Part B

                      Statement of Additional Information
                               NOVEMBER 1, 1998


    This document is not a prospectus but should be read in conjunction with the current Prospectus of The Growth Fund of America, Inc. (the fund or GFA) dated November 1, 1998. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        THE GROWTH FUND OF AMERICA, INC.
                            ATTENTION:  SECRETARY
                         ONE MARKET, STEUART TOWER
                               P.O. BOX 7650
                          SAN FRANCISCO, CA  94120
                        TELEPHONE:  (415) 421-9360

 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.



                             Table of Contents

     Item                                                         Page No.
CERTAIN INVESTMENT LIMITATIONS                                      2
DESCRIPTION OF CERTAIN SECURITIES                                   2
FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS                    5
FUND ORGANIZATION AND VOTING RIGHTS                                 6
FUND OFFICERS AND DIRECTORS                                         7
MANAGEMENT                                                          11
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                          13
PURCHASE OF SHARES                                                  16
SELLING SHARES                                                      22
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                         24
EXECUTION OF PORTFOLIO TRANSACTIONS                                 26
GENERAL INFORMATION                                                 27
INVESTMENT RESULTS                                                  28
DESCRIPTION OF BOND RATINGS                                         33
FINANCIAL STATEMENTS                                             ATTACHED



                        CERTAIN INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

OBJECTIVE

- Portion of the fund that must be in growth-type securities    65%

DEBT SECURITIES

- Portion of the fund that may be in straight debt rated below BBB/Baa   10%
NON-U.S. SECURITIES

- Portion of the fund that may be in securities of issuers domiciled
 outside the U.S. and not in the S&P 500 Composite Index    10%


                       DESCRIPTION OF CERTAIN SECURITIES

    The descriptions below are intended to supplement the material in the prospectus under the "Risk/Return Summary" and "Investment Objective, Strategies and Risks."

    EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and greater potential for loss, particularly in the case of smaller capitalization stocks.

    DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

    The fund may invest up to 10% of its assets in debt securities rate Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality.
These securities are commonly known as "high-yield, high-risk" or "junk" bonds and may have characteristics similar to the equity securities eligible for purchase by the fund. Certain risk factors relating to investing in below investment grade securities ("high-yield, high-risk bonds") are discussed below.

 SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be sensitive to adverse economic changes and political and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and the fund's net asset value. From time to time legislation has been proposed that would limit the use of high-yield, high-risk bonds in certain instances. The impact that such legislation if enacted, could have on the market for such bonds cannot be predicted.

 PAYMENT EXPECTATIONS - High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets. If the fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the fund's rate of return.

 LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

    OTHER SECURITIES - The fund may also invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yield of non-convertible referred stocks generally move with changes in interest rates and the issuer's credit quality, similar t the factors affecting debt securities.

    Bonds, preferred stocks, and other securities may sometimes by converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

    INVESTING IN VARIOUS COUNTRIES - The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

    Additional costs could be incurred in connection with the fund's investment activities outside the U.S. The fund may purchase and sell currencies to facilitate transactions in securities denominated in currencies other than the US. dollar. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

    RESTRICTED SECURITIES AND LIQUIDITY - the fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

 U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

 Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, and Federal Intermediate Credit Banks.

 CASH AND CASH EQUIVALENTS - These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit (interest bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations (E.G., certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature at the time of purchase, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature at the time of purchase, or that may be redeemed, in one year or less.

 CURRENCY TRANSACTIONS - Although the fund has no current intention to do so (at least during the next 12 months) the fund has the ability to hold a portion of its assets in U.S. dollars and other currencies and to enter into certain currency contracts (on either a spot or forward basis) in connection with investing in non-U.S. dollar denominated securities including foreign currency exchange and forward currency contracts. A foreign exchange contract is used to facilitate settlement of trades. For example, the fund might purchase a currency or enter into a foreign exchange contract to preserve the U.S. dollar
price of securities it has contracted to purchase.    A forward currency
contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund will segregate liquid assets which will be marked to market daily to meet its forward commitments to the extent required by the Securities and Exchange Commission.

 Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

 WARRANTS AND RIGHTS - In addition, the fund may purchase warrants, which are usually issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. The fund may also invest in rights to purchase common stocks. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price. Rights generally expire in less than four weeks.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

 The fund has adopted certain fundamental policies and investment restrictions which cannot be changed without shareholder approval. Approval requires the affirmative vote of 67% or more of the voting securities present at a meeting of shareholders, provided more than 50% of such securities are represented at the meeting, or the vote of more than 50% of the outstanding voting securities, whichever is less.

The fund may not:

 1. Purchase the securities of any issuer, except the U.S. Government or any subdivision thereof, if upon such purchase more than 5% of the value of its total assets would consist of securities of such issuer.

 2. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry.

 3. Purchase more than 10% of the voting or non-voting securities of any one issuer.

 4. Invest more than 15% of the value of its assets in securities that are illiquid.

 5. Purchase securities on margin.

 6. Purchase any real estate unless necessary for office space for the fund or for the protection of investments already made.

 7. Make loans to anyone (the purchase of a portion of an issue of bonds, debentures or other securities, whether or not on the original issue of such securities, is not to be considered the making of a loan).

 8. Sell securities or property short or permit any of its officers, directors or any of its affiliated persons to take short positions on shares of the fund.

 9. Purchase the securities of a company which has an officer or director who is an officer or director of the fund, or an officer or director of its investment adviser, if, to the knowledge of the fund, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company and in the aggregate more than 5% of the outstanding securities of such company.

 10. Borrow more than an amount equal to 5% of the value of its total assets, determined immediately after the time of the borrowing, and then only from banks, as a temporary measure for extraordinary or emergency purposes.

 11. Invest in the securities of other managed investment companies.

 12. Invest in the securities of any issuer for the purpose of exercising control or management.

 13. Deal in commodities or commodity contracts.

 14. Act as underwriter of securities issued by other persons.

 Notwithstanding Investment Restriction #11, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission. Furthermore, Investment Restriction #13 does not prevent the fund from engaging in transactions involving forward currency contracts.

                        FUND ORGANIZATION AND VOTING RIGHTS

 The fund is an open-end, diversified management investment company. It was organized as a Delaware corporation in 1958 and reorganized as a Maryland Corporation in 1983.

    All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

    The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose.
Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

                          FUND OFFICERS AND DIRECTORS

                        DIRECTORS AND DIRECTOR COMPENSATION


NAME,           POSITION          PRINCIPAL            AGGREGATE               TOTAL                   TOTAL
ADDRESS         WITH              OCCUPATION(S)        COMPENSATION            COMPENSATION            NUMBER
AND AGE         REGISTRANT        DURING PAST          (INCLUDING              (INCLUDING              OF FUND
                                  5 YEARS              VOLUNTARILY             VOLUNTARILY             BOARDS
                                  (POSITIONS           DEFERRED                DEFERRED                ON WHICH
                                  WITHIN THE           COMPENSATION/1/)        COMPENSATION/1/)        DIRECTOR
                                  ORGANIZATIONS        FROM THE FUND           FROM ALL FUNDS          SERVES
                                  LISTED MAY           DURING FISCAL           MANAGED BY              /3/
                                  HAVE                 YEAR ENDED              CAPITAL RESEARCH
                                  CHANGED              8/31/98                 AND
                                  DURING THIS                                  MANAGEMENT
                                  PERIOD)                                      COMPANY/2/ FOR
                                                                               THE YEAR ENDED
                                                                               8/31/98

Guilford        Director          Associate            $                       $                       2
C.                                Professor of
Babcock                           Finance,
1500 Park                         School of
Place                             Business
San                               Administration, University
Marino,                           of Southern
CA  91108                         California
Age:  67

Robert A.       Director          President and        $/4/                    $/4/                    6
Fox                               Chief
P.O. Box                          Executive
457                               Officer,
1000                              Foster Farms
Davis
Street
Livingston, CA
95334
Age: 61

Roberta         Director          Consultant;          $                       $                       4
L. Hazard                         Rear Admiral,
1419                              United States
Audmar                            Navy
Drive                             (Retired)
McLean,
VA 22101
Age: 63

Leonade         Director          Former               $/4/                    $/4/                    6
D. Jones                          Treasurer,
1536 Los                          The
Montes                            Washington
Drive                             Post Company
Burlingame, CA
94010
Age: 50

John G.         Director          The IBJ              $/4/                    $145,300/4/             8
McDonald                          Professor of
Graduate                          Finance,
School of                         Graduate
Business                          School of
Stanford                          Business,
University                        Stanford
Stanford,                         University
CA 94305
Age: 61

Gail L.         Director          President,           $                       $                       5
Neale                             The Lovejoy
The                               Consulting
Lovejoy                           Group, Inc.;
Consulting Group,                     former
Inc.                              Executive
154                               Vice
Prospect                          President,
Parkway                           Salzburg
Burlington, VT                      Seminar
05401
Age:  63

+James W.       Director          Senior               None/5/                 None /5/                8
Ratzlaff                          Partner, The
P.O. Box                          Capital Group
7650                              Partners L.P.
San
Francisco, CA
94120
Age: 62

Henry E.        Director          President,           $/4/                    $/4/                    4
Riggs                             Keck Graduate
Keck                              Institute of
Graduate                          Applied Life
Institute                         Sciences;
of                                former
Applied                           President and
Life                              Professor of
Science                           Engineering,
1263                              Harvey Mudd
North                             College
Dartmouth
Claremont, CA
91711
Age: 62

+James F.       Director          President and        None/5/                 None/5/                 3
Rothenberg                        Director,
333 South                         Capital
Hope                              Research and
Street                            Management
Los                               Company
Angeles,
CA  90071
Age:  52

Patricia        Director          Private              $                       $                       6
K. Woolf                          investor;
506                               Lecturer,
Quaker                            Department of
Road                              Molecular
Princeton, NJ                     Biology,
08540                             Princeton
Age: 64                           University


+ "Interested persons" of the fund within the meaning of the Investment Company Act of 1940 (the 1940 Act) on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

 /1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the director.

 /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments whose shares may be owned only by tax-exempt organizations.

   /3/ Includes funds managed by Capital Research and Management Company and affiliates.

   /4/ Since the plan's adoption, the total amounts of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors are as
follows:  Robert A. Fox ($        ), Leonade D. Jones ($         ) John G.
McDonald ($         ) and Henry E. Riggs ($         ).  Amounts deferred and
accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

   /5/ James W. Ratzlaff and James F. Rothenberg are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                                    OFFICERS


NAME AND ADDRESS                      AGE        POSITION(S) HELD       PRINCIPAL OCCUPATION(S) DURING
                                                 WITH REGISTRANT        PAST 5 YEARS

James E. Drasdo                       53          President             Senior Vice President and
333 South Hope Street                                                   Director, Capital Research and
Los Angeles, CA 90071                                                   Management Company

Gordon Crawford                       51         Senior Vice            Senior Vice President and
333 South Hope Street                            President              Director, Capital Research and
Los Angeles, CA  90071                                                  Management Company

Paul G. Haaga, Jr.                    49         Senior Vice            Executive Vice President and
333 South Hope Street                            President              Director, Capital Research and
Los Angeles, CA 90071                                                   Management Company

Donald D. O'Neal                      38         Senior Vice            Vice President, Capital Research
P.O. Box 7650                                    President              and Management Company
San Francisco, CA 94120

Richard M. Beleson                    44         Vice President         Senior Vice President and
P.O. Box 7650                                                           Director
San Francisco, CA 94120

Michael T. Kerr                       39         Vice President         Executive Vice President and
333 South Hope Street                                                   Research Director, Capital
Los Angeles, CA 90071                                                   Research and Management Company

Julie F. Williams                     50         Secretary              Vice President - Fund Business
333 South Hope Street                                                   Management Group, Capital
Los Angeles, CA  90071                                                  Research and Management Company

Sheryl F. Johnson                     30         Treasurer              Vice President - Fund Business
5300 Robin Hood Road                                                    Management Group, Capital
Norfolk, VA  23513                                                      Research and Management Company

Robert P. Simmer                      37         Assistant              Vice President - Fund Business
5300 Robin Hood Road                             Treaasurer             Management Group, Capital
Norfolk, VA  23513                                                      Research and Management Company



    All of the directors and officers are also officers and/or directors and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser. No compensation is paid by the fund to any officer or director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $14,000 per annum to directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. The directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the unaffiliated directors. As of August 1, 1998 the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares.

                                   MANAGEMENT

 INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South College Boulevard, Brea, Ca 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for managing more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

    INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser, dated January 1, 1994, and approved by the shareholders on December 14, 1993, was amended by the Board of Directors effective on November 1, 1997. . The Agreement shall be in effect until the close of business on August 31, 1999 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in said Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in said Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, as well as general purpose accounting forms, supplies, and postage to be used at the offices of the fund relating to the services furnished by the Investment Adviser. The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing reports, prospectuses, proxy statements, and notices to shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 Capital Research and Management Company receives a management fee at the annual rates of 0.50% on the first $1 billion of the fund's net assets, 0.40% on net assets in excess of $1 billion but not exceeding $2 billion, 0.37% on net assets in excess of $2 billion but not exceeding $3 billion, 0.35% on net assets in excess of $3 billion but not exceeding $5 billion, 0.33% on net assets in excess of $5 billion but not exceeding $8 billion, 0.315% on net assets in excess of $8 billion but not exceeding $13 billion, 0.30% on net assets in excess of $13 billion but not exceeding $21 billion and 0.29% on net assets in excess of $21 billion.

 The Agreement provides that the Investment Adviser shall reduce the fee payable by the fund the amount, if any, by which the total expenses of the fund for any fiscal year (excluding interest, taxes and extraordinary expenses) exceed 1.5% of the first $30 million of average net assets of the fund for such fiscal year, plus 1% of such average net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

    For the fiscal years ended August 31, 1998, 1997, and 1996, , the Investment Adviser received advisory fees of $___________, $36,531,000, and $30,625,000, respectively.

    PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended
August 31, 1998 amounted to $           after allowance of $      ___________
to dealers. During the fiscal years ended 1997 and 1996, the Principal Underwriter received $4,055,000 and $7,465,000, after allowance of $24,257,000 and $38,496,000 to dealers, respectively.

 As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and directors who are "interested" persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

    Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees).

    Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended August 31, 1998, the fund paid or accrued $__________ for compensation to dealers under the Plan.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank may no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements, and has elected the tax status of a "regulated investment company," under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income, it will be taxed only on that portion of such investment company taxable income that it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid excise tax liability.

 The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Futures contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Currency transactions that are not subject to Section 1256 of the Code may be subject to Section 988 of the Code, in which case the 60%/40% long-term/short-term capital gain or loss rule of Section 1256 would not apply. Rather, each Section 988 foreign currency gain or loss would generally be computed separately and treated as ordinary income or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

 If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (PFIC), the fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on either the fund or its shareholders in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and calendar year distribution requirements described above.

 The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

 Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

 Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent that the fund's income is derived from dividends (which if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Not more than 50% of the total assets of the fund are expected to consist of securities of foreign issuers. Therefore, the fund will not be eligible to elect to "pass through" foreign tax credits to shareholders and, to the extent the fund does pay foreign withholding or other foreign taxes on investments in foreign securities, shareholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

 Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a foreign shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

    As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for the year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

                               PURCHASE OF SHARES

METHOD                         INITIAL INVESTMENT                     ADDITIONAL INVESTMENTS

                               See "Investment Minimums and           $50 minimum (except where a
                               Fund Numbers" for initial              lower minimum is noted under
                               investment minimums.                   "Investment Minimums and Fund
                                                                      Numbers").

By contacting                  Visit any investment dealer who        Mail directly to your investment
your                           is registered in the state where       dealer's address printed on your
investment                     the purchase is made and who has       account statement.
dealer                         a sales agreement with American
                               Funds Distributors.

By mail                        Make your check payable to the         Fill out the account additions
                               fund and mail to the address           form at the bottom of a recent
                               indicated on the account               account statement, make your
                               application.  Please indicate an       check payable to the fund, write
                               investment dealer on the account       your account number on your
                               application.                           check, and mail the check and
                                                                      form in the envelope provided
                                                                      with your account statement.

By telephone                   Please contact your investment         Complete the "Investments by
                               dealer to open account, then           Phone" section on the account
                               follow the procedures for              application or American
                               additional investments.                FundsLink Authorization Form.
                                                                      Once you establish the
                                                                      privilege, you, your financial
                                                                      advisor or any person with your
                                                                      account information can call
                                                                      American FundsLine(r) and make
                                                                      investments by telephone
                                                                      (subject to conditions noted in
                                                                      "Telephone and Computer
                                                                      Purchases, Redemptions and
                                                                      Exchanges" below).

By computer                    Please contact your investment         Complete the American FundsLink
                               dealer to open account, then           Authorization Form.  Once you
                               follow the procedures for              establish the privilege, you,
                               additional investments.                your financial
                                                                      advisor or any person with your
                                                                      account information may access
                                                                      American FundsLine OnLine$ on
                                                                      the Internet and make investments
                                                                      by computer (subject to conditions
                                                                      noted in "Telephone and Computer
                                                                      Purchases, Redemptions and
                                                                      Exchanges" below).

By wire                        Call 800/421-0180 to obtain your       Your bank should wire your
                               account number(s), if necessary.       additional investments in the
                               Please indicate an investment          same manner as described under
                               dealer on the account.  Instruct       "Initial Investment."
                               your bank to wire funds to:
                               Wells Fargo Bank
                               155 Fifth Street
                               Sixth Floor
                               San Francisco, CA 94106
                               (ABA #121000248)
                               For credit to the account of:
                               American Funds Service Company
                               a/c #4600-076178
                               (fund name)
                               (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



 INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                           MINIMUM          FUND
                                                                               INITIAL          NUMBER
                                                                               INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                                   02
                                                                               $1,000
American Balanced Fund(r)                                                                       11
                                                                               500
American Mutual Fund(r)                                                                         03
                                                                               250
Capital Income Builder(r)                                                                       12
                                                                               1,000
Capital World Growth and Income Fund(sm)                                                        33
                                                                               1,000
EuroPacific Growth Fund(r)                                                                      16
                                                                               250
Fundamental Investors(sm)                                                                       10
                                                                               250
The Growth Fund of America(r)                                                                   05
                                                                               1,000
The Income Fund of America(r)                                                                   06
                                                                               1,000
The Investment Company of America(r)                                                            04
                                                                               250
The New Economy Fund(r)                                                                         14
                                                                               1,000
New Perspective Fund(r)                                                                         07
                                                                               250
SMALLCAP World Fund(r)                                                                          35
                                                                               1,000
Washington Mutual Investors Fund(sm)                                                            01
                                                                               250
BOND FUNDS
American High-Income Municipal Bond Fund(r)                                                     40
                                                                               1,000
American High-Income Trust(sm)                                                                  21
                                                                               1,000
The Bond Fund of America(sm)                                                                    08
                                                                               1,000
Capital World Bond Fund(r)                                                                      31
                                                                               1,000
Intermediate Bond Fund of America(sm)                                                           23
                                                                               1,000
Limited Term Tax-Exempt Bond Fund of America(sm)                                                43
                                                                               1,000
The Tax-Exempt Bond Fund of America(r)                                                          19
                                                                               1,000
The Tax-Exempt Fund of California(r)*                                                           20
                                                                               1,000
The Tax-Exempt Fund of Maryland(r)*                                                             24
                                                                               1,000
The Tax-Exempt Fund of Virginia(r)*                                                             25
                                                                               1,000
U.S. Government Securities Fund(sm)                                                             22
                                                                               1,000
MONEY MARKET FUNDS
The Cash Management Trust of America(r)                                                         09
                                                                               2,500
The Tax-Exempt Money Fund of America(sm)                                                        39
                                                                               2,500
The U.S. Treasury Money Fund of America(sm)                                                     49
                                                                               2,500
___________
*Available only in certain states.

 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

    SALES CHARGES - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)


AMOUNT OF PURCHASE                                      SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE                                   PERCENTAGE OF THE:                  CONCESSION
                                                                                          AS PERCENTAGE
                                                                                          OF THE
                                                                                          OFFERING
                                                                                          PRICE

                                                        NET AMOUNT         OFFERING
                                                        INVESTED           PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                       6.10%              5.75%
                                                                                          5.00%
$50,000 but less than $100,000                          4.71
                                                                           4.50           3.75
BOND FUNDS
Less than $25,000                                       4.99
                                                                           4.75           4.00
$25,000 but less than $50,000                           4.71
                                                                           4.50           3.75
$50,000 but less than $100,000                          4.17
                                                                           4.00           3.25
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000                         3.63
                                                                           3.50           2.75
$250,000 but less than $500,000                         2.56
                                                                           2.50           2.00
$500,000 but less than $1,000,000                       2.04
                                                                           2.00           1.60
$1,000,000 or more                                      none                              (see below)
                                                                           none


    PURCHASES NOT SUBJECT TO SALES CHARGES - Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets made by made with no sales charge and are not subject to a contingent deferred sales charge.

    In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:


 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

    DEALER COMMISSIONS - Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

    OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.


 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

    REDUCING YOUR SALES CHARGE - You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

    STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvestment distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the statement. During the statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

    When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

   RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

    PRICE OF SHARES - Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer must be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

 Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

 Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; The fair value of all other assets is added to the value of securities at the total assets;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's directors.

                                Selling Shares


    Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's street name must be sold through the dealer.

    WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form.

   TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

    MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application).
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

    Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.
    You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

 CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

 AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

 AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

 CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(I) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to automatically redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

 EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine(sm) (see "American FundsLine(r) and American FundsLine OnLine(sm)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.
 AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

 AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

 ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

 AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) or American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTonet telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Shareholder Account Services and Privileges--Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

 TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone or computer (including American FundsLine(r) or American FundsLine OnLine(sm)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

    SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

    REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem your shares for their then current net asset value per share if at such time you own of record, shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

    The Investment Adviser places orders for the fund's portfolio securities transactions The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

    Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

    Brokerage commissions paid on portfolio transactions during the fiscal years ended August 31, 1998, 1997, and 1996, amounted to $__________,
$5,577,000, and $5,390,000,  respectively.

                              GENERAL INFORMATION

    CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

    TRANSFER AGENT - American Funds Service Company, a wholly-owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $__________ for the fiscal year ended August 31, 1998.

 INDEPENDENT AUDITORS - Deloitte & Touche LLP located at 1000 Wilshire Boulevard, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents of the fund to be filed with the Securities and Exchange Commission. The financial statements incorporated in this Statement of Additional Information have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in accounting and auditing.

 REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on August 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Board of Directors.

 PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

   DETERMINATION OF NET ASSET VALUE,
REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE--AUGUST 31, 1998

Net asset value and redemption price per share
(Net assets divided by shares outstanding)                     $
Maximum offering price per share
(100/94.25 of net asset value per share
which takes into account the fund's current
maximum sales charge)                                          $

 REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                               INVESTMENT RESULTS



   The fund's yield is _______% based on a 30-day (or one month) period ended August 31, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd+1)/6/-1]

Where: a = dividends and interest earned during the period.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.

    The fund's average annual total returns for the one, five and ten-year periods ended on August 31, 1998 were _____%, _____%, and _____%, respectively. The average annual total return (T) is computed by using the value at the end of the period (ERV) of a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

 To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years, ten years and for other periods of years. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

 The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard & Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders.

    The fund may refer to results compiled by organizations such as CDA Investment Services, Ibbotson Associates, Lipper Analytical Services and Morningstar, Inc. and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

    The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

 The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                       GFA vs. Various Unmanaged Indices

10-Year                                                                                       Average
Periods                                                                                       Savings
9/1 - 8/31                                GFA                DJIA/1/        S&P 500/2/        Account/3/

1988 - 1998
1987 - 1997                               +236%              +290%
                                                                            +267%             + 56%
1986 - 1996                               +221               +309
                                                                            +251              + 60
1985 - 1995                               +309               +386
                                                                            +311              + 66
1984 - 1994                               +270               +359
                                                                            +300              + 75
1983 - 1993                               +251               +340
                                                                            +303              + 86
1982 - 1992                               +312               +441
                                                                            +405              + 98
1981 - 1991                               +328               +435
                                                                            +382              +110
1980 - 1990                               +269               +344
                                                                            +300              +118
1979 - 1989                               +445               +400
                                                                            +398              +122
1978 - 1988                               +358               +283
                                                                            +299              +123
1977 - 1987                               +735               +422
                                                                            +447              +124
1976 - 1986                               +600               +234
                                                                            +299              +124
1975 - 1985                               +521               +173
                                                                            +253              +121
1974 - 1984                               +579               +211
                                                                            +277              +116
1973#- 1983                               +464               +151
                                                                            +175              +106

_________________
# From December 1, 1973

/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/2/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/3/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

If you are considering GFA for an
Individual Retirement Account. . .

Here's how much you would have if you had invested $2,000 a year on September 1 of each year in GFA over the past 3, 5 and 10 years:

3 years                      5 years               10 years
(9/1/95-8/31/98)             (9/1/93-8/31/98)      (9/1/88-8/31/98)



$                            $                     $




           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

                                                      . . . and had taken
                                                      all dividends and
                                                      capital gain
                                                      distributions
                                                      in shares, your
If you had                                            investment would
invested $10,000                                      have been worth
in GFA this many                                      this much at
years ago . . .                                            8/31/98
|                                                     |

Number                      Periods
of Years                    9/1  - 8/31               Value

1

2                           1996 - 1997                $13,056

3                           1995 - 1997                13,174

4                           1994 - 1997                16,539

5                           1993 - 1997                17,529

6                           1992 - 1997                21,855

7                           1991 - 1997                22,921

8                           1990 - 1997                29,932

9                           1989 - 1997                27,001

10                          1988 - 1997                37,636

11                          1987 - 1997                33,600

12                          1986 - 1997                44,425

13                          1985 - 1997                57,174

14                          1984 - 1997                64,916

15                          1983 - 1997                65,371

16                          1982 - 1997                95,539

17                          1981 - 1997                104,208

18                          1980 - 1997                117,034

19                          1979 - 1997                156,266

20                          1978 - 1997                183,060

21                          1977 - 1997                297,777

22                          1976 - 1997                330,158

23                          1975 - 1997                376,785

24                          1974 - 1997                467,600

25                          1973#- 1997                391,123


__________________
#From December 1, 1973


   Illustration of a $10,000 investment in GFA with dividends reinvested and capital gain distributions taken in shares (for the period December 1, 1973 through August 31, 1998)

                      COST OF SHARES                                    VALUE OF SHARES

Year          Annual        Dividends        Total          From Initial    From           From           Total
Ended         Dividends     (cumulative)     Investment     Investment      Capital        Dividends      Value
August 31                                    Cost                           Gains          Reinvested
                                                                            Reinvested


 1974#         -             -                $10,000        $ 7,874         -              -              $  7,874

1975           $  362        $   362          10,362         9,322          -               $   470        9,792

1976           283           645              10,645         10,327          -              838            11,165

1977           -             645              10,645         11,449          -              928            12,377

1978           254           899              10,899         18,364          -              1,772          20,136

1979           -             899              10,899         21,519          -              2,076          23,595

1980           307           1,206            11,206         28,318          -              3,178          31,496

1981           546           1,752            11,752         31,304          -              4,079          35,383

1982           1,673         3,425            13,425         32,507          -              6,088          38,595

1983           2,290         5,715            15,715         44,886          -              11,496         56,382

1984           1,643         7,358            17,358         43,120          $ 1,064        12,621         56,805

1985           1,249         8,607            18,607         47,370          1,744          15,379         64,493

1986           979           9,586            19,586         56,066          7,355          19,541         82,962

1987           1,354         10,940           20,940         69,339          14,360         26,031         109,730

1988           1,502         12,442           22,442         56,949          18,289         22,724         97,962

1989           1,743         14,185           24,185         75,387          28,688         32,432         136,507

1990           3,611         17,796           27,796         60,251          33,708         29,225         123,184

1991           3,208         21,004           31,004         73,295          47,920         39,600         160,815

1992           2,510         23,514           33,514         72,052          55,106         41,545         168,703

1993           1,454         24,968           34,968         88,758          68,670         52,840         210,268

1994           929           25,897           35,897         90,294          77,818         54,740         222,852

1995           1,372         27,269           37,269         108,176         104,252        67,383         279,811

1996           2,452         29,721           39,721         100,592         116,565        65,166         282,323

1997           2,019         31,740           41,740         131,682         171,693        87,748         391,123

1998



The dollar amount of capital gain distributions during the period was $94,860.

#From December 1, 1973

EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns than the Standard & Poor's 500 Composite Stock Index in 91 of the 127 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                          DESCRIPTION OF BOND RATINGS
                           Corporate Debt Securities

 MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities from "Aaa" to "C" according to quality.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 Moody's supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic rating category.

 STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."
"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

 Subsequent to its purchase by the fund, the rating of an issue of bonds may be changed from the rating required for its purchase, or in the case of an unrated issue of bonds, its credit quality may become equivalent to an issue of bonds ineligible for purchase by the fund. Neither event requires the elimination of such an obligation from the fund's portfolio, but Capital Research and Management Company (the Investment Adviser) will consider such an event in determining whether the fund should continue to hold such an obligation in its portfolio.

                                   PART C
                     THE GROWTH FUND OF AMERICA, INC.

                              OTHER INFORMATION


   Item 24. Financial Statements and Exhibits.

  (a) On file (see Post-Effective Amendment No. 65)
  (b) On file (see Post-Effective Amendment No. 65)
 (c) On file (see Post-Effective Amendment No. 65)
 (d) On file (see Post-Effective Amendment No. 65)
 (e) On file (see Post-Effective Amendment No. 65)
 (f) None
 (g) On file (see Post-Effective Amendment No. 65)
 (h) None
 (i) Not applicable to this filing
 (j) Consent of Independent Auditors - to be filed by amendment
 (k) None
 (l) None
 (m) On file (see Post-Effective Amendment No. 65)
 (n) EX-27 Financial Data Schedule
 (o) None


   Item 24. Persons Controlled by or under Common Control with Registrant.

  None.


   Item 25. Indemnification.

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself if not permitted to indemnify the individual.

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

           Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

           Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

 (2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

           Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

   Item 26. Business and Other Connections of Investment Adviser.

  None.

   Item 27. Principal Underwriters.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


       (B)          (1)            (2)                                     (3)

       NAME AND PRINCIPAL          POSITIONS AND OFFICES     POSITIONS AND OFFICES
       BUSINESS ADDRESS            WITH UNDERWRITER          WITH REGISTRANT

       David L. Abzug              Regional Vice             None
                                   President

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                Regional Vice             None
                                   President

       1501 N. University,
       Suite 227A

       Little Rock AR 72207



       Robert B. Aprison           Vice President            None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President            None



       Steven L. Barnes            Senior Vice President     None

       5400 Mt. Meeker

       Boulder, CO  80301



B      Carl R. Bauer               Assistant Vice            None
                                   President



       Michelle A. Bergeron        Vice President            None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       Joseph T. Blair             Senior Vice President     None

       27 Drumlin Road

       West Simsbury, CT  06092



       John A. Blanchard           Regional Vice             None
                                   President

       6421 Aberdeen Road

       Mission Hills, KS
       66208



       Ian B. Bodell               Senior Vice President     None

       P.O. Box 1665

       Brentwood, TN 37024-1665



       Michael L. Brethower        Vice President            None

       2320 North Austin Avenue

       Georgetown, TX  78626



       C. Alan Brown               Regional Vice             None
                                   President

       4129 Laclede Avenue

       St. Louis, MO  63108



H      J. Peter Burns              Vice President            None



       Brian C. Casey              Regional Vice             None
                                   President

       9508 Cable Drive

       Kensington, MD  20895



       Victor C. Cassato           Senior Vice President     None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80121



       Christopher J. Cassin        Senior Vice              None
                                   President

       111 W. Chicago Avenue, Suite G3

       Hinsdale, IL 60521



       Denise M. Cassin             Vice President           None

       1301 Stoney Creek
       Drive

       San Ramon, CA 94538



L      Larry P. Clemmensen         Director                  None



L      Kevin G. Clifford           Director, President       None
                                   and Co-Chief
                                   Executive Officer



       Ruth M. Collier             Vice President            None

       145 West 67th St. Ste. 12K

       New York, NY  10023



S      David Coolbaugh             Assistant Vice            None
                                   President



       Thomas E. Cournoyer         Vice President            None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell        Senior Vice President     None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting             Vice President            None



       Daniel J. Delianedis        Regional Vice             None
                                   President

       8689 Braxton Drive

       Eden Prairie, MN 55347



       Michael A. Dilella          Vice President            None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President     None

       505 E. Main Street

       Jenks, OK 74037



       Kirk D. Dodge                Senior Vice              None
                                   President

       633 Menlo Avenue
       Suite 210

       Menlo Park, CA 94025



       Peter J. Doran              Senior Vice President     None

       1205 Franklin Avenue

       Garden City, NY  11530



L      Michael J. Downer           Secretary                 None



       Robert W. Durbin            Vice President            None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President     None



L      Paul H. Fieberg             Senior Vice President     None



       John Fodor                   Vice President           None

       15 Latisquama Road

       Southborough, MA 01772



L      Mark P. Freeman, Jr.        Director,                 None



       Clyde E. Gardner            Senior Vice President     None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford         Vice President            None



       Jeffrey J. Greiner           Vice President           None

       12210 Taylor Road

       Plain City, OH 43064



L      Paul G. Haaga, Jr.          Director                  Senior Vice President



B      Mariellen Hamann            Assistant Vice            None
                                   President



       David E. Harper             Senior Vice President     None

       R.D. 1, Box 210, Rte 519

       Frenchtown, NJ  08825



       Ronald R. Hulsey             Vice President           None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish             Regional Vice             None
                                   President

       1225 Vista Del Mar
       Drive

       Delray Beach, FL 33483



L      Robert L. Johansen          Vice President,           None



       Michael J. Johnston         Director                  None

       630 Fifth Avenue, 36th
       Floor

       New York, NY 10111

B      Damien M. Jordan            Vice President            None

       V. John Kriss               Senior Vice President     None

       P. O. Box 274

       Surfside, CA 90743



       Arthur J. Levine            Vice President            None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis               Assistant Vice            None
                                   President



       T. Blake Liberty            Regional Vice             None
                                   President

       5506 East Mineral Lane

       Littleton, CO  80122



L      Lorin E. Liesy              Assistant Vice            None
                                   President



L      Susan G. Lindgren           Vice President -          None
                                   Institutional

                                   Investment Services



LW     Robert W. Lovelace          Director                  None



       Steve A. Malbasa             Vice President           None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President     None

       5241 South Race Street

       Littleton, CO 80121



L      J. Clifton Massar           Director, Senior Vice     None
                                   President



L      E. Lee McClennahan          Senior Vice President     None



L      Jamie R. McCrary            Assistant Vice            None
                                   President



S      John V. McLaughlin          Senior Vice President     None



       Terry W. McNabb             Vice President            None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat          Vice President -          None
                                   Institutional

                                   Investment Services



       David R. Murray              Vice President           None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson           Vice President            None

       P. O. Box 470528

       Charlotte, NC 28247-0528



       William E. Noe              Regional Vice             None
                                   President

       304 River Oaks Road

       Brentwood, TN 37027



       Peter A. Nyhus              Regional Vice             None
                                   President

       3084 Wilds Ridge Court

       Prior Lake, MN 55372



       Eric P. Olson               Regional Vice             None
                                   President

       62 Park Drive

       Glenview, IL 60025



       Fredric Phillips            Vice President            None

       175 Highland Avenue

       Needham, MA  02194



B      Candance D. Pilgrim         Assistant Vice            None
                                   President



       Carl S. Platou              Regional Vice             None
                                   President

       4021 96th Avenue, S.E.

       Mercer Island, WA
       98040



L      John O. Post, Jr.           Vice President            None



S      Richard P. Prior            Assistant Vice            None
                                   President



       Steven J. Reitman           Senior Vice President     None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President            None

       P.O. Box 472245

       Charlotte, NC  28247



       George S. Ross              Senior Vice President     None

       55 Madison Avenue

       Morristown, NJ  07962



L      Julie D. Roth               Vice President            None



L      James F. Rothenberg         Director                  Chairman of the Board



       Douglas F. Rowe             Regional Vice             None
                                   President

       30008 Oakland Hills Drive

       Georgetown, TX 78628



       Christopher Rowey           Regional Vice             None
                                   President

       9417 Beverlywood
       Street

       Los Angeles, CA 90034



       Dean B. Rydquist            Vice President            None

       1080 Bay Pointe Crossing

       Alpharetta, GA 30005



       Richard R. Samson           Vice President            None

       4604 Glencoe Avenue, Ste. 4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti         Regional Vice             None
                                   President

       31465 St. Andrews

       Westlake, OH 44145



L      R. Michael Shanahan         Director                  None



       David W. Short              Director,                 None

       1000 RIDC Plaza, Suite      Chairman of the Board
       212                         and

       Pittsburgh, PA  15238       Co-Chief Executive
                                   Officer



       William P. Simon, Jr.       Senior Vice President     None

       554 Canterbury Lane

       Berwyn, PA  19312



L      John C. Smith               Vice President -          None
                                   Institutional
                                   Investment Services



       Rodney G. Smith              Vice President           None

       100 N. Central Expressway, Suite 1214

       Richardson, TX  75080



       Nicholas D. Spadaccini      Regional Vice             None
                                   President

       855 Markley Woods Way

       Cincinnati, OH 45230



L      Kristen J. Spazafumo        Assistant Vice            None
                                   President



       Daniel S. Spradling         Senior Vice President     None

       181 Second Avenue, Suite 228

       San Mateo, CA  94401



B      Max D. Stites               Vice President            None



       Thomas A. Stout             Regional Vice             None
                                   President

       3919 Whooping Crane Circle

       Virginia Beach, VA  23455



       Craig R. Strauser           Regional Vice             None
                                   President

       3 Dover Way

       Lake Oswego, OR 97034



       Francis N. Strazzeri        Vice President            None

       31641 Saddletree Drive

       Westlake Village, CA
       91361



L      Drew W. Taylor              Assistant Vice            None
                                   President



S      James P. Toomey             Vice President            None



I      Christopher E. Trede        Vice President            None



       George F. Truesdail         Vice President            None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Regional Vice             None
                                   President

       60 Reedland Woods Way

       Tiburon, CA 94920



L      David M. Ward               Vice President -          None
                                   Institutional
                                   $Investment Services



       Thomas E. Warren            Regional Vice             None
                                   President

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President, Treasurer
                                          None



       Gregory J. Weimer            Vice President           None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                  None

       N. Dexter Williams          Senior Vice President     None

       P.O. Box 2200
       Danville, CA 94526



       Timothy J. Wilson           Regional Vice             None
       113 Farmview Place          President

       Venetia, PA 15367



B      Laura L. Wimberly           Vice President            None



H      Marshall D. Wingo           Director, Senior Vice     None
                                   President



L      Robert L. Winston           Director, Senior Vice     None
                                   President



       Laurie B. Wood              Regional Vice             None
                                   President

       3500 W. Camino de
       Urania

       Tucson, AZ 85741



       William R. Yost             Regional Vice             None
                                   President

       9320 Overlook Trail

       Eden Prairie, MN 55347



       Janet M. Young              Regional Vice             None
                                   President

       1616 Vermont

       Houston, TX 77006



       Scott D. Zambon             Regional Vice             None
                                   President

       320 Robinson Drive

       Tustin Ranch, CA 92782



_______________________

L Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
SF  Business Address, P.O. 7650, San Francisco, CA 94120
B   Business Address, 135 South State College Blvd., Brea, CA 92821
S   Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230
H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I   Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c)  None.

   Item 28. Location of Accounts and Records.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821, and/or the offices of the Registrant, One Market, Steuart Tower, Suite 1800, San Francisco, California 94105.

  Registrant's records covering shareholder accounts are maintained and kept by the fund's transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 8000 IH-10, Suite 1400, San Antonio, Texas 78230 and 5300 Robin Hood Road, Norfolk, VA 23513.

     Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101.

   Item 29. Management Services.

  None.

   Item 30. Undertakings.

  .N/A


                          SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 28th day of August, 1998.

      THE GROWTH FUND OF AMERICA, INC.

      By  /s/   Julie F. Williams
                Julie F. Williams, Secretary

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on August 28, 1998, by the following persons in the capacities indicated.

         Signature                                 Title



(1)      Principal Executive Officer:              President
         /s/  James E. Drasdo
         (James E. Drasdo)

(2)      Principal Financial Officer and           Treasurer
         Principal Accounting Officer:

         /s/ Sheryl F. Johnson
         (Sheryl F. Johnson)

(3)      Directors:
         Guilford C. Babcock/1/                    Director
         Robert A. Fox/1/                          Director
         Roberta L. Hazard/1/                      Director
         Leonade D. Jones/1/                       Director
         John G. McDonald/1/                       Director
         Gail L. Neale/1/                          Director
         James W. Ratzlaff/1/                      Director
         Henry E. Riggs/1/                         Director
          /s/ James R. Rothenberg                  Chairman of the Board
         James F. Rothenberg

         Patricia K. Woolf/1/                      Director

*By /s/ Julie F. Williams
        Julie F. Williams, Attorney-in-Fact

/1/ Power of Attorney attached hereto.

POWER OF ATTORNEY

 I, Guilford C. Babcock, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

    /s/ Guilford C. Babcock
        Guilford C. Babcock, Director


                               POWER OF ATTORNEY

 I, Robert A. Fox, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

     /s/ Robert A. Fox
         Robert A. Fox, Director

                               POWER OF ATTORNEY

 I, Roberta L. Hazard, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

  /s/ Roberta L. Hazard
      Roberta L. Hazard, Director

                               POWER OF ATTORNEY

 I, Leonade D. Jones, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

  /s/ Leonade D. Jones
      Leonade D. Jones, Director

                               POWER OF ATTORNEY

 I, John G. McDonald, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

   /s/ John G. McDonald
       John G. McDonald, Director

                               POWER OF ATTORNEY

 I, Gail L. Neale, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

  /s/ Gail L. Neale
      Gail L. Neale, Director

                               POWER OF ATTORNEY

 I, James W. Ratzlaff, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

  /s/ James W. Ratzlaff
      James W. Ratzlaff, Director

                               POWER OF ATTORNEY

 I, Henry E. Riggs, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

  /s/ Henry E. Riggs
      Henry E. Riggs, Director

                               POWER OF ATTORNEY

 I, Patricia K. Woolf, the undersigned Director of The Growth Fund of America, Inc., a Maryland corporation, revoking all prior powers of attorney given as a Director of The Growth Fund of America, Inc. do hereby constitute and appoint James E. Drasdo, Paul G. Haaga, Jr., Sheryl F. Johnson, Donald D. O'Neal, James
R. Rothenberg and Julie F. Williams, or any of them, to act as attorneys-in-fact for and in my name, place and stead (1) to sign my name as Director of said Corporation to any and all Registration Statements of The Growth Fund of America, Inc., File No. 2-14748, under the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, and any and all amendments thereto, said Registration Statements and amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Corporation is registered to sell shares, and
(2) to deliver any and all such Registration Statements and amendments, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended and/or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

 EXECUTED at Los Angeles, California, this 27th day of August, 1998.

  /s/ Patricia K. Woolf
      Patricia K. Woolf, Director